Allowance for Loan Losses and Reserve for Unfunded Loan Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses and Reserve for Unfunded Loan Commitments [Abstract]
Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]

The following tables detail the activity in the allowance for loan losses by portfolio segment for the past two years:

	For the year ended December 31, 2012
(In thousands)	SBA held to maturity	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Balance, beginning of period	$4,088	$1,423	$8,129	$1,703	$536	$469	$16,348
Charge-offs	(1,332)	(808)	(3,504)	(824)	(56)	-	(6,524)
Recoveries	518	108	306	-	2	-	934
Net charge-offs	(814)	(700)	(3,198)	(824)	(54)	-	(5,590)
Provision for loan losses charged to expense	104	589	2,160	890	42	215	4,000
Balance, end of period	$3,378	$1,312	$7,091	$1,769	$524	$684	$14,758

	For the year ended December 31, 2011
(In thousands)	SBA held to maturity	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Balance, beginning of period	$4,198	$1,551	$6,011	$1,679	$586	$339	$14,364
Charge-offs	(2,348)	(950)	(1,809)	(215)	(177)	-	(5,499)
Recoveries	216	77	330	54	6	-	683
Net charge-offs	(2,132)	(873)	(1,479)	(161)	(171)	-	(4,816)
Provision for loan losses charged to expense	2,022	745	3,597	185	121	130	6,800
Balance, end of period	$4,088	$1,423	$8,129	$1,703	$536	$469	$16,348

Allowance for Credit Losses on Financing Receivables [Table Text Block]

	December 31, 2012
(In thousands)	SBA held to maturity	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Allowance for loan losses ending balance:
Individually evaluated for impairment	$1,159	$217	$625	$-	$-	$-	$2,001
Collectively evaluated for impairment	2,219	1,095	6,466	1,769	524	684	12,757
Total	$3,378	$1,312	$7,091	$1,769	$524	$684	$14,758
Loan ending balances:
Individually evaluated for impairment	$3,712	$6,852	$12,802	$-	$-	$-	$23,366
Collectively evaluated for impairment	54,881	34,586	288,762	132,094	46,410	-	556,733
Total	$58,593	$41,438	$301,564	$132,094	$46,410	$-	$580,099

	December 31, 2011
(In thousands)	SBA held to maturity	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Allowance for loan losses ending balance:
Individually evaluated for impairment	$1,694	$1	$2,754	$-	$-	$-	$4,449
Collectively evaluated for impairment	2,394	1,422	5,375	1,703	536	469	11,899
Total	$4,088	$1,423	$8,129	$1,703	$536	$469	$16,348
Loan ending balances:
Individually evaluated for impairment	$6,316	$6,458	$20,186	$-	$-	$-	$32,960
Collectively evaluated for impairment	57,859	48,650	262,918	134,090	48,447	-	551,964
Total	$64,175	$55,108	$283,104	$134,090	$48,447	$-	$584,924